Non Vested Stock Option Activity (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 11, 2011 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Subject to Certain Terms Equity Incentive Plan	May 09, 2012 Scenario, Adjustment	Dec. 31, 2012 Scenario, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options not granted under the Equity Incentive Plan			5,249,140	100,000
Equitable adjustment to reduce exercise price					$ 3.71	$ 3.71
Option exercisable, weighted average remaining contractual term	7 years 10 months 6 days	8 years 9 months
Aggregate intrinsic value	$ 1.6	$ 1.2